Investments in Associates and Joint Ventures_Investments In Associates And Joint Ventures(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 493,218	₩ 319,573
Share of net asset amount		486,630	329,875
Carrying amount		₩ 504,932	₩ 335,070
Description of nature of entitys relationship with associate	[1]	In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments in JLK INSPECTION Inc., Rainist Co., Ltd., TESTIAN Inc., Spark Biopharma, Inc., RMGP Bio-Pharma Investment Fund, L.P., RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc., Hasys., Stratio, Inc.
Description of nature of entity's relationship with joint venture	[1]	In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments in JLK INSPECTION Inc., Rainist Co., Ltd., TESTIAN Inc., Spark Biopharma, Inc., RMGP Bio-Pharma Investment Fund, L.P., RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc., Hasys., Stratio, Inc.
KB Pre IPO Secondary Venture Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		15.19%	15.19%
Acquistion cost		₩ 1,454	₩ 1,671
Share of net asset amount		1,649	1,601
Carrying amount		₩ 1,649	₩ 1,601
Industry		Investment finance	Investment finance
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB GwS Private Securities Investment Trust
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.74%	26.74%
Acquistion cost		₩ 113,880	₩ 113,880
Share of net asset amount		136,208	134,891
Carrying amount		₩ 134,362	₩ 131,420
Industry		Investment finance	Investment finance
Location		Korea	Korea
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%	21.05%
Acquistion cost		₩ 20,000	₩ 20,000
Share of net asset amount		20,252	20,122
Carrying amount		₩ 19,839	₩ 19,709
Industry		Investment finance	Investment finance
Location		Korea	Korea
PT Bank Bukopin TBK
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.00%
Acquistion cost		₩ 116,422
Share of net asset amount		106,484
Carrying amount		₩ 113,932
Industry		Banking and foreign exchange transaction
Location		Indonesia
Fair value of associate	[3]	₩ 53,540
Description of nature of entitys relationship with associate	[4]	The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.
Sun Surgery Center Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.00%	28.00%
Acquistion cost		₩ 2,682	₩ 2,682
Share of net asset amount		2,760	2,682
Carrying amount		₩ 2,715	₩ 2,682
Industry		Hospital	Hospital
Location		United States of America	United States of America
Dae-A Leisure Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.36%	49.36%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		1,613	1,017
Carrying amount		₩ 578	₩ 0
Industry		Earth works	Earth works
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Doosung Metal Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.52%	26.52%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(16)	(20)
Carrying amount		₩ 0	₩ 0
Industry		Manufacture of metal products	Manufacture of metal products
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
RAND Bio Science Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.91%	21.91%
Acquistion cost		₩ 2,000	₩ 2,000
Share of net asset amount		185	2,000
Carrying amount		₩ 843	₩ 2,000
Industry		Research and experimental development on medical sciences and pharmacy	Research and experimental development on medical sciences and pharmacy
Location		Korea	Korea
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		12.61%	12.61%
Acquistion cost		₩ 104,622	₩ 101,794
Share of net asset amount		108,050	105,190
Carrying amount		₩ 108,050	₩ 105,190
Industry		Investment finance	Investment finance
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Bungaejangter Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)			24.68%
Acquistion cost			₩ 3,484
Share of net asset amount			3,484
Carrying amount			₩ 3,484
Industry			Portals and other internet information media service activities
Location			Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[6]		The ownership of Bungaejangter Inc. would be 22.69% as of December 31, 2017, considering the potential voting rights from convertible bond.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%	38.46%
Acquistion cost		₩ 18,038	₩ 8,230
Share of net asset amount		18,134	7,856
Carrying amount		₩ 18,134	₩ 8,230
Industry		Investment finance	Investment finance
Location		Korea	Korea
Acts Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		7.14%	7.14%
Acquistion cost		₩ 500	₩ 500
Share of net asset amount		(14)	500
Carrying amount		₩ 0	₩ 500
Industry		Manufacture of optical lens and elements	Manufacture of optical lens and elements
Location		Korea	Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[7]	The ownership of Acts Co., Ltd. would be 27.78 % and 27.22% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.	The ownership of Acts Co., Ltd. would be 27.78 % and 27.22% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
SY Auto Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.00%	49.00%
Acquistion cost		₩ 9,800	₩ 9,800
Share of net asset amount		15,257	14,099
Carrying amount		₩ 10,672	₩ 8,070
Industry		Installment loan	Installment loan
Location		Korea	Korea
Wise Asset Management Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		33.00%	33.00%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		0	0
Carrying amount		₩ 0	₩ 0
Industry		Asset management	Asset management
Location		Korea	Korea
Description of nature of entitys relationship with associate	[8]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.	Caryying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		14.99%	14.99%
Acquistion cost		₩ 9,158	₩ 9,158
Share of net asset amount		(16,689)	(16,202)
Carrying amount		₩ 0	₩ 0
Industry		Operation of highways and related facilities	Operation of highways and related facilities
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Jungdong Steel Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		42.88%	42.88%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(433)	(436)
Carrying amount		₩ 0	₩ 0
Industry		Wholesale of primary metal	Wholesale of primary metal
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Kendae Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		41.01%	41.01%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(252)	(223)
Carrying amount		₩ 98	₩ 127
Industry		Screen printing	Screen printing
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Daesang Techlon Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)			47.73%
Acquistion cost			₩ 0
Share of net asset amount			97
Carrying amount			₩ 0
Industry			Manufacture of plastic wires, bars, pipes, tubes and hoses
Location			Korea
Description of nature of entitys relationship with associate	[5]		The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Dongjo Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.29%	29.29%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		806	691
Carrying amount		₩ 115	₩ 0
Industry		Wholesale of agricultural and forestry machinery and equipment	Wholesale of agricultural and forestry machinery and equipment
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Dpaps Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.62%	38.62%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		14	155
Carrying amount		₩ 0	₩ 0
Industry		Wholesale of paper products	Wholesale of paper products
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.33%	29.33%
Acquistion cost		₩ 440	₩ 440
Share of net asset amount		166	325
Carrying amount		₩ 280	₩ 440
Industry		Big data consulting	Big data consulting
Location		Korea	Korea
Builton Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.96%	20.58%
Acquistion cost		₩ 800	₩ 800
Share of net asset amount		67	800
Carrying amount		₩ 304	₩ 800
Industry		Software development and supply	Software development and supply
Location		Korea	Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[9]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
Shinla Construction Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.24%	20.24%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(551)	(553)
Carrying amount		₩ 0	₩ 0
Industry		Specialty construction	Specialty construction
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Shinhwa Underwear Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.24%	26.24%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(57)	(103)
Carrying amount		₩ 185	₩ 138
Industry		Manufacture of underwears and sleepwears	Manufacture of underwear and sleepwear
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
A-PRO Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		13.71%	12.61%
Acquistion cost		₩ 1,500	₩ 1,500
Share of net asset amount		1,554	1,500
Carrying amount		₩ 1,403	₩ 1,500
Industry		Manufacture of electric power storage system	Manufacture of electric power storage system
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
MJT&I Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.89%	22.89%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(606)	(601)
Carrying amount		₩ 122	₩ 127
Industry		Wholesale of other goods	Wholesale of other goods
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Inno Lending Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)			19.90%
Acquistion cost			₩ 398
Share of net asset amount			230
Carrying amount			₩ 230
Industry			Credit rating model development
Location			Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent			As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Jaeyang Industry Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.86%	20.86%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(552)	(522)
Carrying amount		₩ 0	₩ 0
Industry		Manufacture of luggage and other protective cases	Manufacture of luggage and other protective cases
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Jungdo Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.53%	25.53%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		1,492	1,664
Carrying amount		₩ 0	₩ 0
Industry		Office, commercial and institutional building construction	Office, commercial and institutional building construction
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Jinseung Tech Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.04%	30.04%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		(176)	(173)
Carrying amount		₩ 0	₩ 0
Industry		Manufacture of other general-purpose machinery n.e.c.	Manufacture of other general-purpose machinery n.e.c.
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Terra Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.06%	24.06%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		2	36
Carrying amount		₩ 0	₩ 20
Industry		Manufacture of hand-operated kitchen appliances and metal ware	Manufacture of hand-operated kitchen appliances and metal ware
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		11.70%	12.35%
Acquistion cost		₩ 800	₩ 800
Share of net asset amount		71	800
Carrying amount		₩ 103	₩ 800
Industry		System software publishing	System software publishing
Location		Korea	Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[10]	The ownership of Paycoms Co., Ltd. would be 24.06% and 22.96% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.	The ownership of Paycoms Co., Ltd. would be 24.06% and 22.96% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.22%	22.22%
Acquistion cost		₩ 1,000	₩ 1,000
Share of net asset amount		206	1,000
Carrying amount		₩ 928	₩ 1,000
Industry		Farm product distribution industry	Farm product distribution industry
Location		Korea	Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[11]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
Korea NM Tech Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.41%	22.41%
Acquistion cost		₩ 0	₩ 0
Share of net asset amount		552	580
Carrying amount		₩ 0	₩ 0
Industry		Manufacture of motor vehicles, trailers and semitrailers	Manufacture of motor vehicles, trailers and semitrailers
Location		Korea	Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
KB IGen Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.03%	0.03%
Acquistion cost		₩ 0	₩ 3
Share of net asset amount		0	3
Carrying amount		₩ 0	₩ 3
Industry		Investment finance	Investment finance
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.8 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)			0.10%
Acquistion cost			₩ 10
Share of net asset amount			20
Carrying amount			₩ 20
Industry			SPAC
Location			Korea
Market value reflecting the quoted market price	[12]		₩ 20
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]		As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.9 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.11%	0.11%
Acquistion cost		₩ 24	₩ 24
Share of net asset amount		31	31
Carrying amount		₩ 31	₩ 31
Industry		SPAC	SPAC
Location		Korea	Korea
Market value reflecting the quoted market price	[13]		₩ 31
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.10 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.19%	0.19%
Acquistion cost		₩ 10	₩ 10
Share of net asset amount		20	20
Carrying amount		₩ 20	₩ 20
Industry		SPAC	SPAC
Location		Korea	Korea
Market value reflecting the quoted market price	[14]	₩ 20	₩ 20
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.11 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.31%	0.31%
Acquistion cost		₩ 10	₩ 10
Share of net asset amount		19	19
Carrying amount		₩ 19	₩ 19
Industry		SPAC	SPAC
Location		Korea	Korea
Market value reflecting the quoted market price	[15]	₩ 21	₩ 20
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB Private Equity Fund III
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		15.68%	15.68%
Acquistion cost		₩ 8,000	₩ 8,000
Share of net asset amount		7,830	7,899
Carrying amount		₩ 7,830	₩ 7,899
Industry		Investment finance	Investment finance
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		9.00%	9.00%
Acquistion cost		₩ 4,500	₩ 4,500
Share of net asset amount		5,941	5,056
Carrying amount		₩ 5,941	₩ 5,056
Industry		Credit information	Credit information
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		50.00%	50.00%
Acquistion cost		₩ 364	₩ 6,485
Share of net asset amount		233	7,506
Carrying amount		₩ 233	₩ 7,120
Industry		Investment finance	Investment finance
Location		Korea	Korea
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%	25.00%
Acquistion cost		₩ 12,970	₩ 12,970
Share of net asset amount		14,601	17,213
Carrying amount		₩ 14,601	₩ 17,213
Industry		Investment finance	Investment finance
Location		Korea	Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		5.64%	5.64%
Acquistion cost		₩ 1,842	₩ 1,842
Share of net asset amount		1,581	1,761
Carrying amount		₩ 1,581	₩ 1,761
Industry		Investment finance	Investment finance
Location		Korea	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%	31.25%
Acquistion cost		₩ 5,000	₩ 2,500
Share of net asset amount		4,463	2,345
Carrying amount		₩ 4,463	₩ 2,345
Industry		Investment finance	Investment finance
Location		Korea	Korea
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)			25.47%
Acquistion cost			₩ 82
Share of net asset amount			543
Carrying amount			₩ 543
Industry			Investment finance
Location			Korea
GH Real Estate I LP
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		42.00%
Acquistion cost		₩ 17,678
Share of net asset amount		17,252
Carrying amount		₩ 17,252
Industry		Asset management
Location		Guernsey
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.00%
Acquistion cost		₩ 1,000
Share of net asset amount		962
Carrying amount		₩ 962
Industry		Investment finance
Location		Korea
CHONG IL MACHINE & TOOLS Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.71%
Acquistion cost		₩ 0
Share of net asset amount		(107)
Carrying amount		₩ 0
Industry		Machinery and equipment wholesale
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
IMT TECHNOLOGY Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.29%
Acquistion cost		₩ 0
Share of net asset amount		18
Carrying amount		₩ 0
Industry		Computer Peripherals Distribution
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
IWON ALLOY Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.31%
Acquistion cost		₩ 0
Share of net asset amount		394
Carrying amount		₩ 0
Industry		Manufacture of smelting, refining and alloys
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
CARLIFE Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.39%
Acquistion cost		₩ 0
Share of net asset amount		(75)
Carrying amount		₩ 0
Industry		Publishing of magazines and periodicals (publishing industry)
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
COMPUTERLIFE Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		45.71%
Acquistion cost		₩ 0
Share of net asset amount		(329)
Carrying amount		₩ 0
Industry		Publishing of magazines and periodicals (publishing industry)
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
SKYDIGITAL INC.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.40%
Acquistion cost		₩ 0
Share of net asset amount		(142)
Carrying amount		₩ 0
Industry		Multi Media, Manufacture of Multi Media Equipment
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
JO YANG INDUSTRIAL Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.14%
Acquistion cost		₩ 0
Share of net asset amount		75
Carrying amount		₩ 0
Industry		Manufacture of Special Glass
Location		Korea
Description of nature of entitys relationship with associate	[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
KB-KDBC New Technology Business Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		66.66%	66.66%
Acquistion cost		₩ 15,000	₩ 5,000
Share of net asset amount		14,594	4,972
Carrying amount		₩ 14,594	₩ 4,972
Industry		Investment finance	Investment finance
Location		Korea	Korea
Description of nature of entity's relationship with joint venture	[16]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KBTS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		56.00%
Acquistion cost		₩ 14,224
Share of net asset amount		13,777
Carrying amount		₩ 13,777
Industry		Investment finance
Location		Korea
Description of nature of entity's relationship with joint venture	[16]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		42.55%
Acquistion cost		₩ 8,000
Share of net asset amount		7,930
Carrying amount		₩ 7,930
Industry		Investment finance
Location		Korea
Description of nature of entity's relationship with joint venture	[16]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		18.52%
Acquistion cost		₩ 1,500
Share of net asset amount		1,386
Carrying amount		₩ 1,386
Industry		Investment finance
Location		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Description of nature of entity's relationship with joint venture	[16]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.

[1]	In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments in JLK INSPECTION Inc., Rainist Co., Ltd., TESTIAN Inc., Spark Biopharma, Inc., RMGP Bio-Pharma Investment Fund, L.P., RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc., Hasys., Stratio, Inc.
[2]	As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
[3]	The fair value of PT Bank Bukopin TBK common stock is KRW 53,540 million as of December 31, 2018.
[4]	The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.
[5]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
[6]	The ownership of Bungaejangter Inc. would be 22.69% as of December 31, 2017, considering the potential voting rights from convertible bond.
[7]	The ownership of Acts Co., Ltd. would be 27.78 % and 27.22% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
[8]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
[9]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
[10]	The ownership of Paycoms Co., Ltd. would be 24.06% and 22.96% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
[11]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
[12]	The market value of KB No.8 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017, amounts to KRW 20 million.
[13]	The market value of KB No.9 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017, amounts to KRW 31 million.
[14]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017 and 2018, amounts to KRW 20 million and KRW 20 million, respectively.
[15]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017 and 2018, amounts to KRW 20 million and KRW 21 million, respectively.
[16]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.